Derivative Financial Instruments and Risk Management Policies - Evolution of Cost of Hedges in Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in Cost of Hedging in Equity [Roll Forward]
Balance of cost of hedging in equity at beginning of period	€ 32	€ (56)
Changes in the fair value registered in equity	(44)	96
Transfer to the income statement of the period - the hedged item has affected profit or loss	(7)	(8)
Balance of cost of hedging in equity at end of period	(19)	32
Exchange rate risk
Changes in Cost of Hedging in Equity [Roll Forward]
Balance of cost of hedging in equity at beginning of period	43	(75)
Changes in the fair value registered in equity	(59)	128
Transfer to the income statement of the period - the hedged item has affected profit or loss	(9)	(10)
Balance of cost of hedging in equity at end of period	(25)	43
Total gross amount
Changes in Cost of Hedging in Equity [Roll Forward]
Balance of cost of hedging in equity at beginning of period	43	(75)
Changes in the fair value registered in equity	(59)	128
Transfer to the income statement of the period - the hedged item has affected profit or loss	(9)	(10)
Balance of cost of hedging in equity at end of period	(25)	43
Tax effect
Changes in Cost of Hedging in Equity [Roll Forward]
Balance of cost of hedging in equity at beginning of period	(11)	19
Changes in the fair value registered in equity	15	(32)
Transfer to the income statement of the period - the hedged item has affected profit or loss	2	2
Balance of cost of hedging in equity at end of period	€ 6	€ (11)